UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22142

Oppenheimer Rochester Intermediate Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2014

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2014 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Municipal Bonds and Notes—100.9%

Alabama—0.9%
$50,000	AL Agriculture & Mechanical University[1]	5.000%	11/01/2024	05/01/2017	A	$51,308

15,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2023	01/31/2015	A	15,066

100,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2019	01/31/2015	A	100,202

240,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2021	01/31/2015	A	240,605

235,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2022	01/31/2015	A	235,592

						642,773

Alaska—0.0%
10,000	AK HFC, Series B1	5.250	12/01/2025	06/01/2015	A	10,181

Arizona—3.0%
50,000	AZ Health Facilities Authority (Banner Health System)[1]	5.000	01/01/2022	01/01/2017	A	54,101

250,000	Greater AZ Devel. Authority (Santa Cruz County Jail)[1]	5.250	08/01/2031	08/01/2018	A	269,632

395,000	Mohave County, AZ IDA (Mohave Prison)[1]	7.500	05/01/2019	12/02/2017	B	454,989

500,000	Phoenix, AZ Civic Improvement Corp. (Civic Plaza Expansion)[1]	5.000	07/01/2030	07/01/2015	A	511,415

250,000	Pima County, AZ IDA (Tucson Electric Power Company)[1]	5.750	09/01/2029	01/13/2015	A	250,452

490,000	Queen Creek, AZ Improvement District No. 1[1]	5.000	01/01/2018	07/01/2015	A	500,462

						2,041,051

Arkansas—0.1%
55,000	University of Arkansas (Fayetteville)	5.250	11/01/2017	01/31/2015	A	55,227

California—21.4%
10,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019	A	11,543

25,000	Bay Area, CA Toll Authority (San Francisco Bay Area)[1]	5.000	04/01/2022	04/01/2016	A	26,461

1,000,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2028	09/01/2023	A	1,104,160

30,000	CA Dept. of Transportation COP	5.250	03/01/2016	01/31/2015	A	30,125

420,000	CA Educational Facilities Authority (Chapman University)[1]	5.000	04/01/2025	04/01/2021	A	481,312

5,000	CA GO1	6.000	08/01/2020	02/01/2015	A	5,024

75,000	CA GO1	5.000	09/01/2019	09/01/2016	A	80,755

410,000	CA GO1	6.500	04/01/2033	04/01/2019	A	502,537

500,000	CA Health Facilities Financing Authority (CHCW)[1]	5.250	03/01/2024	03/01/2016	A	526,520

35,000	CA Health Facilities Financing Authority (CHCW/CMF Obligated Group)[1]	5.125	07/01/2022	07/01/2015	A	35,866

500,000	CA Health Facilities Financing Authority (Children’s Hospital)[1]	5.000	11/01/2024	11/01/2021	A	560,035

1    OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$125,000	CA Public Works (California Community Colleges)	5.500%	06/01/2022	01/31/2015	A	$125,542

50,000	CA Public Works (California State University)	5.500	09/01/2015	01/31/2015	A	50,217

250,000	CA Public Works (Dept. of General Services)	5.250	12/01/2019	01/31/2015	A	250,992

50,000	CA Public Works (Various Community Colleges)	5.625	03/01/2019	01/31/2015	A	50,781

20,000	CA Public Works (Various Community Colleges)	5.625	03/01/2016	01/31/2015	A	20,088

25,000	Central CA Unified School District COP[1]	5.000	08/01/2022	08/01/2017	A	27,615

100,000	Cerritos, CA Public Financing Authority[1]	5.000	11/01/2018	11/01/2017	A	111,334

100,000	Compton, CA Community College District	5.000	07/01/2019	07/01/2019		112,964

100,000	Compton, CA Community College District	5.000	07/01/2018	07/01/2018		111,149

100,000	El Centro, CA Financing Authority (El Centro Redevel.)[1]	6.625	11/01/2025	05/01/2021	A	125,858

500,000	El Dorado County, CA Special Tax Community Facilities District No. 9288	5.000	09/01/2024	09/01/2022	A	578,445

50,000	La Mesa, CA Fire, Police & Emergency Services	5.000	08/01/2025	02/01/2015	A	50,195

500,000	Lancaster, CA Redevel. Agency[1]	5.500	12/01/2028	12/01/2020	A	584,955

50,000	Lancaster, CA Redevel. Agency Tax Allocation (Sheriffs Facility)[1]	5.250	12/01/2016	06/01/2015	A	50,912

500,000	Lodi, CA Public Financing Authority	5.250	10/01/2026	04/01/2022	A	569,645

25,000	Los Angeles, CA State Building Authority	5.500	10/01/2016	01/31/2015	A	25,102

250,000	Madera, CA Irrigation Financing Authority[1]	5.750	01/01/2026	01/01/2020	A	292,902

100,000	Monrovia, CA Redevel. Agency Tax Allocation (Central Redevel. Project Area No. 1)[1]	6.500	05/01/2026	05/01/2021	A	124,189

190,000	Palm Desert, CA Financing Authority	5.000	04/01/2019	04/01/2015	A	191,129

495,000	Redwood City, CA Special Tax	5.000	09/01/2026	09/01/2022	A	564,211

500,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2022	A	561,095

250,000	Riverside County, CA Public Financing Authority[1]	5.000	05/01/2026	05/01/2022	A	286,733

250,000	Riverside County, CA Public Financing Authority[1]	5.000	05/01/2025	05/01/2022	A	288,228

100,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel.)[1]	5.000	10/01/2022	10/01/2016	A	104,646

70,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel.)[1]	5.000	10/01/2021	10/01/2016	A	73,452

100,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	5.750	10/01/2020	10/01/2020		116,500

2    OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$400,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Assessment District)	5.250%	09/02/2026	03/02/2015	A	$413,304

105,000	Riverside, CA Unified School District[1]	5.000	09/01/2024	09/01/2016	A	108,873

50,000	Rohnert Park, CA COP[1]	5.000	07/01/2024	01/31/2015	A	50,095

150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		165,971

45,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		50,831

350,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		406,987

200,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		225,914

245,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2019	10/01/2019		281,804

520,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2024	09/01/2023	A	595,972

250,000	San Diego, CA Public Facilities Financing Authority	5.000	08/01/2028	08/01/2022	A	295,213

200,000	San Diego, CA Public Facilities Financing Authority (Ballpark)[1]	5.250	02/15/2021	02/15/2017	A	218,136

1,010,000	San Gorgonio, CA Memorial Health Care District	5.000	08/01/2025	08/01/2020	A	1,120,736

25,000	San Juan, CA Unified School District[1]	5.000	08/01/2020	08/01/2015	A	25,710

200,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250	06/01/2019	06/01/2015	A	204,024

520,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2022	11/15/2022		590,668

500,000	South Gate, CA Utility Authority	5.250	10/01/2026	10/01/2022	A	587,360

100,000	Vallejo City, CA Unified School District	5.000	08/01/2027	02/01/2015	A	100,313

250,000	Vernon, CA Electric System[1]	5.125	08/01/2021	09/04/2018	A	281,588

100,000	Westlands, CA Water District	5.000	09/01/2027	09/01/2022	A	117,124

100,000	Westlands, CA Water District	5.000	09/01/2026	09/01/2022	A	117,480

						14,771,320

Colorado—1.2%
250,000	CO E-470 Public Highway Authority[1]	5.500	09/01/2024	09/01/2015	A	257,547

50,000	Montrose County, CO Memorial Hospital[1]	5.250	12/01/2017	01/31/2015	A	50,197

500,000	Plaza, CO Metropolitan District No. 1	5.000	12/01/2022	12/01/2022		540,895

						848,639

District of Columbia—0.6%
100,000	District of Columbia Ballpark[1]	5.000	02/01/2022	02/01/2016	A	104,161

300,000	District of Columbia Student Dorm (Provident Group-Howard Properties)	5.000	10/01/2030	10/01/2022	A	318,504

						422,665

Florida—4.2%
100,000	FL Mid-Bay Bridge Authority[1]	5.000	10/01/2027	10/01/2018	A	107,720

30,000	FL Municipal Loan Council[1]	5.000	11/01/2031	01/31/2015	A	30,051

3    OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value

Florida (Continued)

$10,000	FL Municipal Loan Council[1]	5.250%		05/01/2019	01/31/2015	A	$10,036

75,000	FL Municipal Loan Council[1]	5.250		11/01/2018	01/31/2015	A	75,215

60,000	Hollywood, FL Community Redevel. Agency (Beach)[1]	5.625		03/01/2024	01/31/2015	A	60,131

1,200,000	Lee, FL Memorial Health System (Lee Memorial Hospital/Cape Memorial Hospital Obligated Group) SPEARS[1]	0.110	[2]	04/01/2037	01/07/2015	A	1,200,000

40,000	Miami Beach, FL Water & Sewer[1]	5.000		09/01/2030	01/31/2015	A	40,139

75,000	Miami Beach, FL Water & Sewer	5.500		09/01/2027	01/31/2015	A	75,321

90,000	Miami-Dade County, FL Solid Waste[1]	5.000		10/01/2020	01/31/2015	A	90,354

10,000	Miami-Dade County, FL Solid Waste[1]	5.500		10/01/2017	01/31/2015	A	10,044

40,000	Miami-Dade County, FL Solid Waste[3]	4.750		10/01/2018	01/31/2015	A	40,148

500,000	Orlando, FL Community Redevel. Agency (Conroy Road District)	5.000		04/01/2023	04/01/2022	A	561,160

15,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Healthcare)	6.250		12/01/2020	01/31/2015	A	15,065

15,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)[1]	6.000		12/01/2015	01/31/2015	A	15,072

500,000	Tampa, FL Health System (Baycare Health System)	5.000		11/15/2026	05/15/2022	A	575,495

							2,905,951

Georgia—2.7%
10,000	Athens, GA Area Facilities Corp. COP (Georgia Dept. of Labor)[1]	5.000		06/15/2037	06/13/2016	A	10,291

50,000	Atlanta, GA HDC (Bedford Tower)	6.350		01/01/2023	01/31/2015	A	50,680

50,000	Atlanta, GA Water & Wastewater Authority	5.000		11/01/2033	01/31/2015	A	50,184

1,065,000	GA HEFA (USG Real Estate Foundation)[1]	6.000		06/15/2034	06/15/2018	A	1,206,251

25,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000		12/01/2018	01/31/2015	A	25,096

500,000	Randolph County, GA GO	5.000		04/01/2030	04/01/2022	A	541,140

							1,883,642

Illinois—6.3%
715,000	Chicago, IL Board of Education[1]	5.000		12/01/2022	12/01/2017	A	765,693

100,000	Chicago, IL Board of Education	5.000		12/01/2021	01/31/2015	A	100,379

100,000	Chicago, IL GO1	5.000		01/01/2035	01/31/2015	A	100,194

80,000	Chicago, IL State University (Auxiliary Facilities System)	5.000		12/01/2018	01/31/2015	A	80,435

500,000	Cook County, IL Community College District #508 (City Colleges Chicago)	5.250		12/01/2026	12/01/2023	A	591,690

215,000	Du Page County, IL Transportation Revenue[1]	5.000		01/01/2020	07/01/2015	A	219,908

175,000	Franklin Park, IL GO1	6.250		07/01/2030	07/01/2021	A	202,818

195,000	IL COP	5.800		07/01/2017	01/31/2015	A	195,394

150,000	IL Finance Authority (ABHS/ABMC/AVM/AVT/ABSJ Obligated Group)[1]	5.250		01/01/2022	04/14/2018	A	166,767

4    OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value

Illinois (Continued)

$150,000	IL Finance Authority (OSF Healthcare System)[1]	7.000%		11/15/2029	05/15/2019	A	$179,694

50,000	IL Finance Authority (RUMC/RNSMC/RCMC Obligated Group)[1]	5.250		11/01/2035	11/01/2018	A	54,298

225,000	IL GO	5.000		06/01/2020	01/31/2015	A	225,815

250,000	IL GO	5.000		08/01/2023	08/01/2023		282,503

25,000	IL GO1	5.000		06/01/2027	01/31/2015	A	25,101

1,100,000	IL Municipal Electric Agency[1]	5.000		02/01/2031	02/01/2016	A	1,141,448

35,000	Northern IL Municipal Power Agency (Prarie Street)[1]	5.000		01/01/2019	01/01/2018	A	38,305

							4,370,442

Indiana—4.1%
55,000	Delaware County, IN Redevel. District	6.875		02/01/2018	02/01/2015	A	55,233

445,000	Gary Chicago, IN International Airport Authority[1]	5.500		02/01/2025	02/01/2019	A	481,023

2,295,000	Indiana, IN Bond Bank Special Program PUTTERS[1]	0.390	[2]	04/15/2017	01/07/2015	A	2,295,000

							2,831,256

Louisiana—2.2%
1,000,000	Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center)[1]	5.250		01/01/2028	01/01/2020	A	1,143,870

295,000	LA Public Facilities Authority (OLOLRMC/OLOLMC Obligated Group)[1]	6.750		07/01/2039	07/01/2019	A	344,421

							1,488,291

Maine—0.0%
5,000	ME H&HEFA (Bridgton Hospital/Franklin Memoria Hospital/GINNE Obligated Group)	5.250		07/01/2021	01/31/2015	A	5,021

5,000	ME H&HEFA, Series A1	5.000		07/01/2019	01/31/2015	A	5,013

							10,034

Maryland—2.1%
610,000	Baltimore, MD Convention Center	5.000		09/01/2019	01/31/2015	A	612,287

250,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.125		09/01/2030	03/01/2021	A	274,235

500,000	MD EDC Student Hsg. (Salisbury University)	5.000		06/01/2027	06/01/2023	A	555,980

							1,442,502

Massachusetts—0.9%
250,000	MA Devel. Finance Agency (Avon Association)[1]	5.000		04/01/2018	04/01/2018		270,770

250,000	MA Devel. Finance Agency (Partners Healthcare System)[1]	5.000		07/01/2031	07/01/2021	A	287,362

5    OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Massachusetts (Continued)

$30,000	MA H&EFA (UMass Memorial Health Care/UMass Memorial Medical Center Obligated Group)[1]	5.000%	07/01/2028	01/31/2015	A	$30,078

						588,210

Michigan—5.1%
15,500	Detroit, MI GO1	5.375	04/01/2015	01/31/2015	A	15,537

500,000	Detroit, MI Sewer Disposal System[1]	5.250	07/01/2023	07/01/2017	A	530,850

550,000	Detroit, MI Sewer Disposal System[1]	7.500	07/01/2033	07/01/2019	A	654,098

265,000	Detroit, MI Water Supply System[1]	6.500	07/01/2015	07/01/2015		272,937

150,000	Detroit, MI Water Supply System[1]	5.000	07/01/2034	01/31/2015	A	150,603

100,000	Grand Rapids, MI Building Authority	5.000	10/01/2028	01/31/2015	A	100,348

84,500	MI Finance Authority (City of Detroit)[1]	5.375	04/01/2015	01/31/2015	A	84,701

250,000	MI Finance Authority (Crittendon Hospital Medical Center)[1]	5.000	06/01/2027	06/01/2022	A	270,062

1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000	07/01/2027	07/01/2024	A	1,138,990

250,000	MI Finance Authority (School District)	5.000	06/01/2020	06/01/2020		284,690

20,000	MI Hsg. Devel. Authority (Charter Square)[1]	5.500	01/15/2021	01/30/2015	A	20,049

15,000	MI Municipal Bond Authority[1]	6.000	11/01/2020	01/31/2015	A	15,041

						3,537,906

Mississippi—2.6%
210,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.750	07/01/2031	01/31/2015	A	210,556

60,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	6.200	07/01/2018	01/31/2015	A	60,180

345,000	MS Business Finance Corp. (System Energy Resources)[1]	5.875	04/01/2022	01/31/2015	A	345,338

1,000,000	MS Hospital Equipment & Facilities Authority (BMHD/BMHCC/BMHosp/ BMHW/ MBHS/ BMHH/ BMHT/ BMHL/ BMHUC/ BMHGT/ BMHFC/ BMHMC/ BMHCF/ BMRRS/ BMMC/ BMHC/ BMH-UC/ BMHNM Obligated Group)	5.000	09/01/2024	01/31/2015	A	1,003,820

145,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.875	04/01/2026	04/01/2021	A	164,478

						1,784,372

Missouri—0.4%
10,000	MO Environmental Improvement & Energy Resources Authority[1]	7.200	07/01/2016	01/31/2015	A	10,151

10,000	MO Environmental Improvement & Energy Resources Authority	5.750	01/01/2016	01/31/2015	A	10,046

10,000	MO Environmental Improvement & Energy Resources Authority	5.900	01/01/2019	01/31/2015	A	10,047

20,000	MO Environmental Improvement & Energy Resources Authority	5.000	01/01/2020	01/31/2015	A	20,079

65,000	MO Environmental Improvement & Energy Resources Authority	5.125	01/01/2020	01/31/2015	A	65,264

6    OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Missouri (Continued)

$40,000	MO Environmental Improvement & Energy Resources Authority	5.500%	07/01/2019	01/31/2015	A	$40,175

25,000	MO Monarch-Chesterfield Levee District	5.750	03/01/2019	01/31/2015	A	25,107

100,000	Springfield, MO Center City Devel. Corp. (Jordan Valley Park Exposition Center)	5.000	06/01/2027	01/31/2015	A	100,387

						281,256

Nevada—1.7%
95,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2024	06/01/2024		103,541

200,000	North Las Vegas, NV GO1	5.000	05/01/2024	05/01/2016	A	202,730

500,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2023	10/01/2016	A	509,740

340,000	Washoe County, NV Hospital Facility (Renown Regional Medical Center/Renown Network Services Obligated Group)[1]	5.000	06/01/2021	01/31/2015	A	340,598

						1,156,609

New Jersey—1.9%
15,000	Burlington County, NJ Bridge Commission[1]	4.500	10/15/2022	01/31/2015	A	15,030

50,000	NJ Educational Facilities Authority (Richard Stockton College)[1]	5.125	07/01/2028	07/01/2018	A	56,006

250,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp./St. Barnabas Medical Center Obligated Group)[1]	5.250	07/01/2026	07/01/2021	A	285,135

95,000	NJ Higher Education Assistance Authority[1]	5.000	12/01/2025	12/01/2019	A	100,432

250,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2027	06/15/2021	A	277,995

500,000	South Jersey, NJ Transportation Authority[1]	5.000	11/01/2028	11/01/2024	A	564,360

						1,298,958

New Mexico—0.9%
625,000	Farmington, NM Hospital (San Juan Regional Medical Center)[1]	5.000	06/01/2023	01/31/2015	A	626,806

New York—1.1%
100,000	L.I., NY Power Authority[1]	5.000	04/01/2023	04/01/2019	A	110,800

150,000	NYC GO1	5.250	09/01/2022	09/01/2018	A	172,246

205,000	NYC IDA (New York Institute of Technology)	5.250	03/01/2018	01/31/2015	A	205,812

35,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2026	11/01/2016	A	35,183

200,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	12/01/2015	A	209,854

						733,895

7    OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Ohio—2.3%
$1,000,000	Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)[1]	5.000%	11/15/2026	11/15/2020	A	$1,082,270

200,000	Hamilton County, OH Sales Tax[1]	5.000	12/01/2020	12/01/2016	A	216,924

250,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2028	12/01/2018	A	285,195

						1,584,389

Oregon—1.0%
20,000	OR GO (Alternate Energy)[1]	5.000	01/01/2028	01/31/2015	A	20,030

50,000	OR GO (Elderly & Disabled Hsg.)	5.150	08/01/2030	02/01/2015	A	50,165

500,000	OR Health & Science University	5.000	07/01/2023	07/01/2022	A	596,890

						667,085

Pennsylvania—1.1%
50,000	Allegheny County, PA HEBA (Carlow University)[1]	4.500	11/01/2016	11/01/2016		51,286

555,000	PA EDFA (Albert Einstein Healthcare)[1]	6.250	10/15/2023	02/25/2019	A	648,118

40,000	Philadelphia, PA Gas Works	5.000	09/01/2029	01/31/2015	A	40,137

40,000	Philadelphia, PA Hsg. Authority[1]	5.500	12/01/2019	01/31/2015	A	40,283

						779,824

Rhode Island—0.9%
500,000	Providence, RI Public Building Authority, Series A1	5.875	06/15/2026	06/15/2021	A	561,060

25,000	RI Clean Water Finance Agency[1]	5.000	10/01/2035	01/31/2015	A	25,029

35,000	RI Clean Water Protection Finance Agency	5.125	10/01/2019	01/31/2015	A	35,142

25,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)	5.500	05/15/2016	01/31/2015	A	25,105

						646,336

South Carolina—0.9%
500,000	Greenville, SC Hospital System	5.000	05/01/2024	05/01/2022	A	578,850

10,000	SC Hsg. Finance & Devel. Authority[1]	5.500	07/01/2032	01/01/2018	A	10,514

						589,364

South Dakota—0.9%
550,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[1]	5.000	06/01/2026	06/01/2023	A	629,695

Tennessee—1.4%
500,000	Knox County, TN HE&HFB (Covenant Health)	5.000	01/01/2025	01/01/2023	A	583,810

300,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2020	09/01/2020		344,370

						928,180

Texas—8.9%
50,000	Alvin, TX Independent School District (Schoolhouse)[1]	5.000	02/15/2027	02/15/2015	A	50,300

150,000	Alvin, TX Independent School District (Schoolhouse)[1]	5.000	02/15/2027	02/15/2015	A	150,900

8    OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Texas (Continued)

$70,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital (GRMC)[1]	5.500%	08/15/2036	08/15/2018	A	$77,650

125,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2026	11/01/2020	A	144,439

125,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2025	11/01/2020	A	144,885

1,000,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)	7.000	08/15/2023	08/15/2017	A	1,137,720

30,000	Gonzales, TX Healthcare System	5.350	08/15/2015	01/31/2015	A	30,129

1,000,000	Harris County-Houston, TX Sports Authority[1]	5.000	11/15/2030	11/15/2024	A	1,154,510

165,000	Harris County-Houston, TX Sports Authority[1]	5.000	11/15/2028	01/28/2015	A	165,584

235,000	Harris County-Houston, TX Sports Authority[1]	5.000	11/15/2025	01/28/2015	A	235,832

850,000	Harris County-Houston, TX Sports Authority[1]	5.000	11/15/2027	11/15/2024	A	1,003,867

300,000	Harris County-Houston, TX Sports Authority[1]	5.750	11/15/2019	01/28/2015	A	301,230

50,000	Harris County-Houston, TX Sports Authority[1]	5.750	11/15/2020	01/28/2015	A	50,205

250,000	Harris County-Houston, TX Sports Authority[1]	5.250	11/15/2030	01/28/2015	A	250,930

20,000	Huntsville, TX GO COP	5.000	08/15/2023	01/31/2015	A	20,078

40,000	Newark, TX Cultural Education Facilities Finance Corp.[1]	7.250	08/15/2021	07/28/2016	C	45,061

55,000	Port Houston, TX Authority	5.000	10/01/2027	01/31/2015	A	55,215

100,000	St. George Place, TX Redevel. Authority[1]	5.350	09/01/2018	01/31/2015	A	100,320

40,000	TX GO1	5.250	08/01/2035	02/01/2015	A	40,160

5,000	TX Lower Colorado River Authority	5.875	05/15/2016	01/31/2015	A	5,023

500,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.000	12/15/2026	12/15/2022	A	559,080

125,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.625	12/15/2017	12/30/2016	B	135,559

100,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	08/04/2023	B	124,675

150,000	TX Public Finance Authority (Texas Southern University)[1]	5.500	05/01/2018	05/01/2018		165,018

						6,148,370

Vermont—3.3%
1,000,000	Burlington, VT Airport, Series A1	5.000	07/01/2030	07/01/2024	A	1,126,810

250,000	Burlington, VT GO	5.000	11/01/2027	11/01/2022	A	268,947

250,000	Burlington, VT GO	5.000	11/01/2021	11/01/2021		274,885

500,000	VT Educational & Health Buildings Financing Agency (Middlebury College)	5.000	11/01/2028	11/01/2022	A	594,605

						2,265,247

9    OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Washington—0.0%
$25,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600%	03/01/2028	01/31/2015	A	$25,007

West Virginia—0.0%
20,000	Randolph County, WV County Commission Health System (Davis Health System)[1]	5.200	11/01/2021	01/31/2015	A	20,062

Wisconsin—1.9%
125,000	Milwaukee, WI Hsg. Authority (Veterans Hsg.)[1]	5.100	07/01/2022	07/01/2015	A	127,960

500,000	WI H&EFA (Marshfield Clinic)	5.000	02/15/2028	02/15/2022	A	560,280

605,000	WI H&EFA (Wheaton Franciscan Services)[1]	5.125	08/15/2030	08/15/2016	A	630,319

						1,318,559

U.S. Possessions—14.9%
250,000	Puerto Rico Aqueduct & Sewer Authority	5.500	07/01/2028	07/01/2028		183,578

970,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	01/31/2015	A	973,007

1,100,000	Puerto Rico Commonwealth GO1	2.973	07/01/2020	07/01/2020		1,026,421

200,000	Puerto Rico Commonwealth GO1	5.000	07/01/2023	07/01/2017	A	201,588

50,000	Puerto Rico Commonwealth GO1	5.250	07/01/2026	07/01/2026		37,074

940,000	Puerto Rico Commonwealth GO1	5.500	07/01/2020	07/01/2020		986,145

50,000	Puerto Rico Commonwealth GO1	5.500	07/01/2017	07/01/2017		52,039

340,000	Puerto Rico Commonwealth GO1	5.500	07/01/2027	07/01/2027		254,687

300,000	Puerto Rico Commonwealth GO1	5.500	07/01/2019	07/01/2019		314,901

500,000	Puerto Rico Electric Power Authority, Series AAA[3]	5.250	07/01/2025	07/01/2025		250,660

500,000	Puerto Rico Electric Power Authority, Series NN	5.250	07/01/2019	07/01/2019		519,765

250,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2023	07/01/2023		248,890

455,000	Puerto Rico Electric Power Authority, Series UU	5.000	07/01/2024	07/01/2017	A	457,812

15,000	Puerto Rico HFA[1]	5.500	12/01/2019	12/01/2018	A	17,074

350,000	Puerto Rico HFA	5.000	12/01/2020	01/31/2015	A	350,987

45,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2019	07/01/2019		33,425

15,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2017	07/01/2017		15,201

1,000,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2025	07/01/2025		1,061,870

30,000	Puerto Rico Highway & Transportation Authority, Series E1	5.500	07/01/2015	07/01/2015		30,070

115,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2020	10/01/2020		113,944

100,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2017	02/01/2015	A	100,133

10    OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

U.S. Possessions (Continued)

$155,000	Puerto Rico Municipal Finance Agency, Series A	5.250%	08/01/2018	02/01/2015	A	$155,140

650,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2020	02/01/2015	A	650,338

55,000	Puerto Rico Municipal Finance Agency, Series A	5.500	07/01/2017	01/31/2015	A	55,084

955,000	Puerto Rico Municipal Finance Agency, Series A1	5.000	08/01/2027	03/12/2025	B	937,915

315,000	Puerto Rico Municipal Finance Agency, Series C1	5.000	08/01/2016	08/01/2015	A	317,104

500,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2022	07/01/2022		373,525

50,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2021		38,723

170,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2017	07/01/2017		170,615

100,000	Puerto Rico Public Buildings Authority	5.250	07/01/2023	07/01/2023		72,322

390,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.750	08/01/2037	01/31/2037	B	293,062

						10,293,099

Total Investments, at Value (Cost $68,225,818)—100.9%						69,627,203

Net Other Assets (Liabilities)—(0.9)						(598,321)

Net Assets—100.0%						$69,028,882

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Option call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Represents the current interest rate for a variable or increasing rate security.

3. Subject to a forbearance agreement. Rate shown is the original contractual interest rate.

To simplify the listings of securities, abbreviations are used per the table below:

ABHS	Alexian Brothers Health System
ABMC	Alexian Brothers Medical Center
ABSJ	Alexian Brothers of San Jose
AVM	Alexian Village of Milwaukee
AVT	Alexian Village of Tennessee
BMH-UC	Baptist Memorial Hospital-Union City
BMHC	Baptist Memorial Home Care
BMHCC	Baptist Memorial Health Care Corp.
BMHCF	Baptist Memorial Health Care Foundation
BMHD	Baptist Memorial Hospital-Desoto
BMHFC	Baptist Memorial Hospital-Forrest City
BMHGT	Baptist Memorial Hospital-Golden Triangle
BMHH	Baptist Memorial Hospital-Huntington
BMHL	Baptist Memorial Hospital-Lauderdale
BMHMC	Baptist Memorial Hospital-Mississippi County
BMHNM	Baptist Memorial Hospital-North Mississippi
BMHosp	Baptist Memorial Hospital
BMHT	Baptist Memorial Hospital-Tipton

11    OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Abbreviations (Continued)

BMHUC	Baptist Memorial Hospital-Union County
BMHW	Baptist Memorial Hospital for Women
BMMC	Baptist Minor Medical Centers
BMRRS	Baptist Memorial Regional Rehabilitation Services
CHCW	Catholic Healthcare West
CMF	CHW Medical Foundation
COP	Certificates of Participation
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
GINNE	Goodwill Industries of Northern New England
GO	General Obligation
GRMC	Guadalupe Regional Medical Center
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HE&HFB	Higher Educational and Housing Facility Board
HEBA	Higher Education Building Authority
HEFA	Higher Education Facilities Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
L.I.	Long Island
MBHS	Mississippi Baptist Health Systems
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
OLOLMC	Our Lady Of Lake Medical Center
OLOLRMC	Our Lady of Lourdes Regional Medical Center
PUTTERS	Puttable Tax-Exempt Receipts
RCMC	Rush-Copley Medical Center
RIH	Rhode Island Hospital
RNSMC	Rush North Shore Medical Center
RUMC	Rush University Medical Center
SPEARS	Short Puttable Exempt Adjustable Receipts
TASC	Tobacco Settlement Asset-Backed Bonds
TMH	The Miriam Hospital
UMass	University of Massachusetts

12    OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS December 31, 2014 Unaudited

1. Organization

Oppenheimer Rochester Intermediate Term Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies

13    OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

(listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as

14    OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of December 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$642,773	$—	$642,773
Alaska	—	10,181	—	10,181
Arizona	—	2,041,051	—	2,041,051
Arkansas	—	55,227	—	55,227
California	—	14,771,320	—	14,771,320
Colorado	—	848,639	—	848,639

15    OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table (Continued)
Municipal Bonds and Notes (Continued)
District of Columbia	$—	$422,665	$—	$422,665
Florida	—	2,905,951	—	2,905,951
Georgia	—	1,883,642	—	1,883,642
Illinois	—	4,370,442	—	4,370,442
Indiana	—	2,831,256	—	2,831,256
Louisiana	—	1,488,291	—	1,488,291
Maine	—	10,034	—	10,034
Maryland	—	1,442,502	—	1,442,502
Massachusetts	—	588,210	—	588,210
Michigan	—	3,537,906	—	3,537,906
Mississippi	—	1,784,372	—	1,784,372
Missouri	—	281,256	—	281,256
Nevada	—	1,156,609	—	1,156,609
New Jersey	—	1,298,958	—	1,298,958
New Mexico	—	626,806	—	626,806
New York	—	733,895	—	733,895
Ohio	—	1,584,389	—	1,584,389
Oregon	—	667,085	—	667,085
Pennsylvania	—	779,824	—	779,824
Rhode Island	—	646,336	—	646,336
South Carolina	—	589,364	—	589,364
South Dakota	—	629,695	—	629,695
Tennessee	—	928,180	—	928,180
Texas	—	6,148,370	—	6,148,370
Vermont	—	2,265,247	—	2,265,247
Washington	—	25,007	—	25,007
West Virginia	—	20,062	—	20,062
Wisconsin	—	1,318,559	—	1,318,559
U.S. Possessions	—	10,293,099	—	10,293,099

Total Assets	$—	$69,627,203	$—	$69,627,203

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4.Investments and Risks

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. There were no securities not accruing interest as of December 31, 2014.

16    OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4.Investments and Risks (Continued)

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of December 31, 2014, securities with an aggregate market value of $290,808, representing 0.42% of the Fund’s net assets, were subject to these forbearance agreements.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$68,225,818

Gross unrealized appreciation	$2,332,723
Gross unrealized depreciation	(931,338)

Net unrealized appreciation	$1,401,385

17    OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Intermediate Term Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/11/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/11/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	2/11/2015